12. INCOME TAXES	12 Months Ended
Sep. 30, 2019
Notes
12. INCOME TAXES

12.  INCOME TAXES

A reconciliation of income taxes at statutory rates with the reported taxes is as follows:

	2019	2018

Loss before income taxes	$(997,369)	$(826,840)

Expected income tax recovery	$(271,000)	$(247,000)
Permanent differences	4,000	19,000
Share issue costs	(22,000)	(14,000)
Change in unrecognized deductible temporary differences	289,000	242000
Total deferred income tax (recovery) expense	$-	$-

The significant components of the Company’s temporary differences, unused tax credits and unused tax losses that have not been included on the consolidated statement of financial position are as follows:

	2019	Expiry Date Range	2018	Expiry Date Range
Temporary Differences	$		$
Exploration and evaluation assets	2,500,000	No expiry date	2,962,000	No expiry date
Property and equipment	16,000	No expiry date	53,000	No expiry date
Share issue costs	230,000	2040 to 2043	111,000	2039 to 2042
Allowable capital losses	3,221,000	No expiry date	3,221,000	No expiry date
Non-capital losses available for future periods	16,122,000	2020 to 2039	15,614,000	2019 to 2038

Expenditures related to the use of flow-through share proceeds are included in exploration costs but are not available as a tax deduction to the Company as the tax benefits of these expenditures are renounced to the investors. At September 30, 2019, the Company has an obligation for future flow-through expenditures of $128,753 (2018: $2,239).

Tax attributes are subject to review, and potential adjustment, by tax authorities.